BUSINESS COMBINATION - Acquisition of Lake Share Gold (Details)		12 Months Ended
	Apr. 01, 2016 CAD year	Dec. 31, 2017 USD ($) year shares	Dec. 31, 2017 CAD year shares	Dec. 31, 2016 USD ($) year	Dec. 31, 2016 CAD year	Apr. 01, 2016 USD ($) CAD / $ shares	Apr. 01, 2016 CAD CAD / $ shares
Disclosure of detailed information about business combination [line items]
Weighted average share price | CAD	CAD 12.75		CAD 9.00		CAD 15.46
Closing foreign exchange rate | CAD / $						0.7665	0.7665
Inputs To Option Pricing Model Share Options Granted [Abstract]
Share price (CAD/share) | CAD			9.64		13.21
Exercise price (CAD per share) | CAD			CAD 9.91		CAD 9.51
Expected life (years) | year		3.50	3.50	3.00	3.00
Expected volatility		51.00%	51.00%	51.00%	51.00%
Expected dividend yield		3.14%	3.14%	2.42%	2.42%
Risk-free interest rate		1.07%	1.07%	0.57%	0.57%
Fair value (CAD/USD Per Share)		$ 2.89		$ 5.76
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill		112,085,000		112,085,000
Loss on debenture conversion		0		32,304,000
Transaction costs		$ 0		$ 11,134,000
Timmins West mine, | Lake Shore Gold Corp. | Canada
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Ownership Percentage		100.00%	100.00%
Bell Creek mine, | Lake Shore Gold Corp. | Canada
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Ownership Percentage		100.00%	100.00%
Lake Shore Gold Corp.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%	100.00%
Shares issued per acquiree share | shares						0.1467	0.1467
Closing foreign exchange rate | CAD / $						0.77	0.77
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued/Issuable | shares						70,861,506	70,861,506
Consideration						$ 685,106,000
Inputs To Option Pricing Model Share Options Granted [Abstract]
Share price (CAD/share) | CAD	CAD 12.75
Expected dividend yield	2.46%
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents						70,187,000
Trade and other receivables						4,930,000
Inventories						13,774,000
Other current and non-current assets						3,876,000
Goodwill						54,617,000
Accounts payable, accrued liabilities and other						(45,246,000)
Lease obligation						(16,589,000)
Reclamation provision						(3,721,000)
Convertible debentures						(105,693,000)
Deferred tax liability						(81,715,000)
Total net assets acquired						685,106,000
Goodwill expected to be deductible for tax purposes						0
Liability for PSUs						2,131,000
Shares issued on conversion of Performance Share Units (“PSUs”) on acquisition of Lake Shore Gold (in shares) | shares		211,442	211,442
Transaction costs		$ 11,134,000
Lake Shore Gold Corp. | Common stock issued
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Transaction costs		$ 5,332,000
Transactions costs, number of shares issued | shares		455,019	455,019
Lake Shore Gold Corp. | Bottom of range
Inputs To Option Pricing Model Share Options Granted [Abstract]
Exercise price (CAD per share) | CAD	CAD 2.79
Expected life (years) | year	0.04
Expected volatility	48.41%
Risk-free interest rate	0.54%
Fair value (CAD/USD Per Share)						0.01	CAD 0.01
Lake Shore Gold Corp. | Top of range
Inputs To Option Pricing Model Share Options Granted [Abstract]
Exercise price (CAD per share) | CAD	CAD 25.97
Expected life (years) | year	4.67
Expected volatility	62.60%
Risk-free interest rate	0.62%
Fair value (CAD/USD Per Share)						7.40	CAD 9.65
Lake Shore Gold Corp. | Property, plant and equipment
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Property, plant and equipment						174,747,000
Lake Shore Gold Corp. | Mineral interests and exploration potential
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Property, plant and equipment						$ 615,939,000
Lake Shore Gold Corp. | Fair value estimate of the Tahoe share consideration
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued/Issuable | shares						69,239,629	69,239,629
Consideration						$ 676,670,000
Lake Shore Gold Corp. | Fair value estimate of the consideration for options
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued/Issuable | shares						1,621,877	1,621,877
Consideration						$ 8,436,000